BNY Mellon Fixed Income Completion Funds (FICS) - C
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Asset-Backed Securities — 19.8%
Asset-Backed Certificates — 14.2%
Aligned Data Centers Issuer LLC, Ser. 2026-1A, Cl. A2I(a)	5.91	6/15/2056	37,518	37,708
ALLO Issuer LLC, Ser. 2026-1A, Cl. A2(a)	5.61	6/20/2056	250,000	253,058
Aqua Finance Issuer Trust, Ser. 2026-A, Cl. A(a)	4.76	4/17/2051	87,650	87,006
BHG Owner Loan Trust, Ser. 2026-1CON, Cl. B(a)	5.30	6/17/2037	187,000	186,502
Castlelake Aircraft Structured Trust, Ser. 2026-2A, Cl. A(a)	5.33	4/15/2051	244,055	242,193
Compass Datacenters Issuer III LLC, Ser. 2026-1A, Cl. A21(a)	4.90	2/25/2056	32,436	32,079
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC, Ser. 2026-1A, Cl. A2(a)	5.08	3/20/2056	100,000	98,973
DataBank Issuer II LLC, Ser. 2025-1A, Cl. A2(a)	5.18	9/27/2055	325,000	319,046
DB Master Finance LLC, Ser. 2026-1A, Cl. A2I(a)	5.20	5/20/2056	90,609	90,778
Dell Equipment Finance Trust, Ser. 2026-1A, Cl. A3(a)	4.32	12/22/2031	100,000	99,731
GreenSky Home Improvement Issuer Trust, Ser. 2026-REV1, Cl. A(a)	4.93	5/15/2041	100,000	100,287
Instar Leasing V LLC, Ser. 2026-1A, Cl. A(a)	5.25	4/17/2056	99,831	98,734
Jersey Mike’s Funding LLC, Ser. 2024-1A, Cl. A2(a)	5.64	2/15/2055	148,125	149,719
Lightpath Fiber Issuer LLC, Ser. 2026-1A, Cl. A2(a)	5.60	3/25/2056	100,000	100,095
Merit DAC, Ser. 2026-1A, Cl. A(a)	4.85	2/15/2040	231,470	228,284
Mtp Abs Funding LLC, Ser. 2026-1A, Cl. A2(a)	5.20	4/25/2056	268,421	268,127
NMEF Funding LLC, Ser. 2026-A, Cl. A3(a)	4.20	2/15/2034	100,000	99,039
Post Road Equipment Finance LLC, Ser. 2026-1A, Cl. A2(a)	4.47	1/18/2033	100,000	99,759
Regional Management Issuance Trust, Ser. 2024-1, Cl. B(a)	6.45	7/15/2036	150,000	152,133
RKTL, Ser. 2026-2A, Cl. B(a)	4.85	5/25/2035	100,000	99,938
Store Master Funding I-VII XIV XIX XX XXII XXIV XXXIV XXXVII XXXVIII, Ser. 2026-1A, Cl. A1(a)	5.22	6/20/2056	175,940	176,858
Trinity Rail Leasing 2025 LLC, Ser. 2026-1A, Cl. A(a)	5.35	4/19/2056	99,553	99,314
VB-S1 Issuer LLC, Ser. 2026-1A, Cl. C2(a)	4.69	3/15/2056	25,000	24,459
Verizon Master Trust, Ser. 2024-6, Cl. B	4.42	8/20/2030	300,000	299,662
Zayo Issuer LLC, Ser. 2026-1A, Cl. A2(a)	5.55	4/20/2056	133,215	133,607
				3,577,089
Asset-Backed Certificates/Auto Receivables — 5.6%
American Heritage Auto Receivables Trust, Ser. 2024-1A, Cl. A3(a)	4.90	9/17/2029	110,000	110,326
CarMax Auto Owner Trust, Ser. 2026-1, Cl. D	4.93	1/18/2033	250,000	247,887
Carvana Auto Receivables Trust, Ser. 2021-P4, Cl. D	2.61	9/11/2028	150,000	145,914
Carvana Auto Receivables Trust, Ser. 2023-P2, Cl. C(a)	5.84	7/10/2029	200,000	203,385
Hertz Vehicle Financing III LLC, Ser. 2026-1A, Cl. A(a)	5.09	11/25/2030	100,000	100,236
LAD Auto Receivables Trust, Ser. 2026-1A, Cl. A3(a)	3.92	4/15/2031	39,000	38,534
Nissan Auto Lease Trust, Ser. 2026-A, Cl. A3	3.87	3/15/2029	50,000	49,599
Santander Drive Auto Receivables Trust, Ser. 2025-4, Cl. A3	4.17	4/15/2030	250,000	249,670
Santander Drive Auto Receivables Trust, Ser. 2026-1, Cl. A3	3.93	7/15/2030	33,000	32,711
Stellantis Financial Underwritten Enhanced Lease Trust, Ser. 2026-AA, Cl. A4(a)	4.41	4/22/2030	236,111	235,164
				1,413,426
Total Asset-Backed Securities (cost $5,005,232)				4,990,515
Collateralized Loan Obligations — 7.4%
Collateralized Loan Obligations Debt — 7.4%
Aimco 27 Ltd. CLO, Ser. 2026-27A, Cl. A1, (3 Month TSFR +1.14%)(a),(b)	4.82	4/20/2039	250,000	250,007
Benefit Street Partners 41 Ltd. CLO, Ser. 2025-41A, Cl. A, (3 Month TSFR +1.30%)(a),(b)	4.97	7/25/2038	250,000	251,082

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Collateralized Loan Obligations — 7.4% (continued)
Collateralized Loan Obligations Debt — 7.4% (continued)
Cerberus Loan Funding XL LLC, Ser. 2023-1A, Cl. AR, (3 Month TSFR +1.60%)(a),(b)	5.25	3/22/2035	250,000	250,000
Fortress Credit Opportunities XXVII CLO B LLC, Ser. 2026-27A, Cl. A1T, (3 Month TSFR +1.57%)(a),(b)	5.26	7/15/2038	250,000	250,144
Magnetite XXVI Ltd., Ser. 2020-26A, Cl. AR2, (3 Month TSFR +1.15%)(a),(b)	4.82	1/25/2038	250,000	249,896
MCF CLO IX Ltd., Ser. 2019-1A, Cl. AR3, (3 Month TSFR +1.62%)(a),(b)	5.26	4/17/2039	250,000	250,443
PFP Ltd., Ser. 2026-14, Cl. AS, (1 Month TSFR +1.60%)(a),(b)	5.25	12/18/2043	115,203	115,382
RIN XV LLC, Ser. 2026-2A, Cl. A1, (3 Month TSFR +1.32%)(a),(b),(c)	5.06	7/15/2039	250,000	250,122
Total Collateralized Loan Obligations (cost $1,865,266)				1,867,076
Commercial Mortgage-Backed — 7.5%
Commercial Mortgage Pass-Through Certificates — 7.5%
A&D Mortgage Trust, Ser. 2026-NQM3, Cl. A1(a)	5.08	4/25/2071	265,839	263,675
A&D Mortgage Trust, Ser. 2026-NQM4, Cl. A3(a)	5.93	6/25/2071	99,463	99,428
Aspire Mortgage Trust, Ser. 2026-1, Cl. A1(a)	4.86	1/25/2066	93,264	92,274
COLT Mortgage Loan Trust, Ser. 2026-3, Cl. A1(a)	5.12	5/25/2071	99,191	98,548
Cross Mortgage Trust, Ser. 2026-NQM5, Cl. A1(a)	5.09	3/25/2071	246,016	244,264
Cross Mortgage Trust, Ser. 2026-NQM5, Cl. A3(a)	5.60	3/25/2071	295,220	293,815
New Residential Mortgage Loan Trust, Ser. 2025-NQM2, Cl. A1(a)	5.57	4/25/2065	75,076	75,175
New Residential Mortgage Loan Trust, Ser. 2026-NQM2, Cl. A1(a)	4.74	12/25/2065	95,225	93,888
NYMT Loan Trust, Ser. 2026-INV2, Cl. A1(a)	5.48	4/25/2061	99,158	99,177
NYMT Loan Trust, Ser. 2026-INV3, Cl. A1(a)	5.31	6/27/2061	198,638	197,740
OBX Trust, Ser. 2026-NQM6, Cl. A1(a)	5.06	4/26/2066	97,409	96,727
Santander Mortgage Asset Receivable Trust, Ser. 2026-NQM4, Cl. A1(a)	5.49	5/25/2066	126,649	126,596
Verus Securitization Trust, Ser. 2026-2, Cl. A3(a)	5.05	2/25/2071	96,195	94,918
Total Commercial Mortgage-Backed (cost $1,887,268)				1,876,225

U.S. Government Agencies Mortgage-Backed — 64.9%
Federal Home Loan Mortgage Corp.:
2.00%, 7/1/2050(d)	1,196,825	968,489
2.50%, 9/1/2049-2/1/2052(d)	2,706,465	2,301,106
3.50%, 12/1/2048(d)	401,447	369,177
4.50%, 9/1/2040(d)	103,173	102,313
5.00%, 4/1/2053-6/1/2053(d)	1,619,316	1,608,937
5.50%, 12/1/2045-7/1/2055(d)	1,797,019	1,817,407
6.00%, 6/1/2040-9/1/2055(d)	605,131	623,541
Federal National Mortgage Association:
2.00%, 12/1/2050-10/1/2051(d)	2,078,044	1,683,055
2.50%, 9/1/2036-3/1/2052(d)	1,424,327	1,249,518
3.00%, 12/1/2049-1/1/2050(d)	1,524,802	1,352,044
3.50%, 8/1/2050(d)	860,534	791,133
4.50%, 1/1/2049(d)	591,447	575,643
5.50%, 12/1/2045-3/1/2055(d)	886,079	893,781
6.00%, 11/1/2054-11/1/2055(d)	740,165	759,631
6.50%, 7/1/2053(d)	186,584	195,141
Government National Mortgage Association II:
4.00%, 2/20/2055-3/20/2055	1,127,921	1,049,704
Total U.S. Government Agencies Mortgage-Backed (cost $16,572,591)		16,340,620

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — 1.0%
Registered Investment Companies — 1.0%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $248,272)	3.70	248,272	248,272
Total Investments (cost $25,578,629)		100.6%	25,322,708
Liabilities, Less Cash and Receivables		(.6%)	(139,873)
Net Assets		100.0%	25,182,835

CLO—Collateralized Loan Obligation
TSFR—Term Secured Overnight Financing Rate Reference Rates

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, these securities amounted to $7,708,373 or 30.6% of net assets.

(b)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(c)	Security purchased on a when-issued or delayed basis for which the fund has not taken delivery as of June 30, 2026.
(d)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(e)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
2 Year U.S. Treasury Note	5	9/30/2026	1,030,202	1,030,664	462
10 Year U.S. Treasury Note	4	9/21/2026	439,506	439,563	57
Ultra 10 Year U.S. Treasury Note	8	9/21/2026	889,780	899,750	9,970
Ultra U.S. Treasury Bond	4	9/21/2026	451,916	464,625	12,709
Gross Unrealized Appreciation					23,198
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Fixed Income Completion Funds (FICS) - C
June 30, 2026 (Unaudited)
The following is a summary of the inputs used as of June 30, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	—	4,990,515	—	4,990,515
Collateralized Loan Obligations	—	1,867,076	—	1,867,076
Commercial Mortgage-Backed	—	1,876,225	—	1,876,225
U.S. Government Agencies Mortgage-Backed	—	16,340,620	—	16,340,620
Investment Companies	248,272	—	—	248,272
	248,272	25,074,436	—	25,322,708
Other Financial Instruments:
Futures††	23,198	—	—	23,198
	23,198	—	—	23,198

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day and are generally categorized within Level 1 of the fair value hierarchy.
Investments in debt securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other debt securities and instruments is determined by the Service based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Company’s Board of Directors (the “Board”). Overnight and certain other short-term debt securities and instruments (excluding Treasury bills) will be valued by the amortized cost method, which approximates fair value, unless a Service provides a valuation for such security or, in the opinion of the board or a committee or other persons designated by the Board, such as the Adviser, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its NAV), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

Futures contracts will be valued at the most recent settlement price and are generally categorized within Level 1 of the fair value hierarchy.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at June 30, 2026 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at June 30, 2026 are set forth in the fund’s Schedule of Investments.
At June 30, 2026, accumulated net unrealized depreciation on investments inclusive of derivative contracts was $232,723, consisting of $30,985 gross unrealized appreciation and $263,708 gross unrealized depreciation.
At June 30, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the semi-annual report previously filed with the SEC on Form N-CSR.